Revenue	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Revenue	REVENUE

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Revenue from contracts with customers	4,195.2	3,892.1	2,967.1
– Gold[1]	3,962.9	3,748.0	2,802.0
– Copper[2]	232.3	144.1	165.1

[1]All regions.
[2]Only Peru region (Cerro Corona).
Disclosure of disaggregated revenue from contracts with customers
The Group generates revenue primarily from the sale of gold bullion and copper concentrate to refineries and banks. All revenue from contracts with customers is recognised at a point in time. The Group also produces silver which is an insignificant by-product.
The disaggregation of revenue from contracts with customers by primary geographical market and product is described in the segment note (note 41).